Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 15, 2015 to the

Statutory Prospectus for Class A, Class B, Class C, Class R, Class R6,

Institutional Class, Class P, Administrative Class and Class D Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2015 (as supplemented thereafter)

Disclosure Relating to AllianzGI Best Styles Global Equity Fund (for the purposes of this section only, the “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Dr. Klaus Teloeken, lead portfolio manager, Co-CIO of Systematic Equity, has managed the Fund since its inception in 2013.

Dr. Rainer Tafelmayer, portfolio manager, has managed the Fund since its inception in 2013.

Dr. Michael Heldmann, CFA, portfolio manager, has managed the Fund since 2015.

Disclosure Relating to AllianzGI Best Styles International Equity Fund (for the purposes of this section only the “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Dr. Michael Heldmann, CFA, lead portfolio manager, has managed the Fund since its inception in 2014.

Karsten Niemann, CFA, portfolio manager, has managed the Fund since 2015.

Disclosure Relating to AllianzGI Best Styles U.S. Equity Fund (for the purposes of this section only, the “Fund”)

Within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund — Portfolio Managers” is hereby restated in its entirety as follows:

Dr. Michael Heldmann, CFA, lead portfolio manager, has managed the Fund since 2015.

Karsten Niemann, CFA, portfolio manager, has managed the Fund since its inception in 2014.

Disclosure Relating to AllianzGI Best Styles Global Equity Fund, AllianzGI Best Styles International Equity Fund and AllianzGI Best Styles U.S. Equity Fund (for the purposes of this section only, the “Funds”)

The information relating to the Funds contained before and in the table under “Management of the Funds—Sub-Advisers—AllianzGI U.S.” is hereby deleted and replaced with the following:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience

AllianzGI Best Styles Global Equity Fund	Dr. Klaus Teloeken (Lead)	2013 (Inception)	Mr. Teloeken is Co-CIO Systematic Equity with Allianz Global Investors, which he joined in 1996. He is responsible for the Systematic Equity team’s development and the management of active investment strategies. Mr. Teloeken was previously a quantitative analyst for the firm. He has 18 years of investment-industry experience. Mr. Teloeken studied mathematics and computer science, and has a master’s degree and a doctorate from the University of Dortmund, Germany.

	Dr. Rainer Tefelmayer	2013 (Inception)	Dr. Tafelmayer, FRM, is a portfolio manager with Allianz Global Investors, which he joined in 2002. He is a member of the Systematic Equity team and has 19 years of investment-industry experience. Before joining the firm, he worked as a business consultant in finance and risk management, and was a researcher in operations research at the Technical University of Chemnitz, Germany. Dr. Tafelmayer has a master’s degree and a doctorate in physics from the University of Heidelberg, Germany.

	Dr. Michael Heldmann, CFA	2015	Mr. Heldmann is a portfolio manager and a director with Allianz Global Investors, which he joined in 2007. He is a member of the Systematic Equity team and manages Best Styles Europe Equity and Best Styles Emerging Markets Equity mandates. Mr. Heldmann has seven years of investment-industry experience. Previously, he worked at CERN in Geneva, Switzerland, as a researcher in particle physics. Mr. Heldmann has a master’s degree in physics from the University of Mainz, Germany, and a Ph.D. from the University of Freiburg, Germany. He is a CFA charterholder.

AllianzGI Best Styles International Equity Fund	Dr. Michael Heldmann, CFA, (Lead)	2014 (Inception)	See Above.

	Karsten Niemann, CFA	2015	Mr. Niemann is a portfolio manager with Allianz Global Investors, which he joined in 1998. He is a member of the Systematic Equity team and manages Best Styles US Equity mandates. Mr. Niemann is also responsible for the team’s European high-dividend products. He previously managed Best Styles Global Equity and Best Styles Euroland Equity mandates for the firm; before that, he was a quantitative analyst. Mr. Niemann has 17 years of investment-industry experience. He has a master’s degree in economics from the University of Bonn, Germany, and is a CFA charterholder.

AllianzGI Best Styles U.S. Equity Fund	Dr. Michael Heldmann, CFA (Lead)	2015	See Above.

	Karsten Niemann, CFA	2014 (Inception)	See Above.

Please retain this Supplement for future reference.